INVENTORIES	12 Months Ended
Dec. 31, 2018
Classes of current inventories [abstract]
INVENTORIES
NOTE 7:-	INVENTORIES

	Year ended December 31,
	2017	2018

Raw materials	339	432
Finished goods	1,547	1,248

	1,886	1,680